Note 6 - Investment in Interest-earning Time Deposits - Investment in Interest-earnings Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due in one year or less	$ 2,849	$ 3,585
Due after one year through five years	3,249	2,551
Total	$ 6,098	$ 6,136